LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Schedule of Liabilities in Respect of Government Grants) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Liabilities In Respect Of Government Grant [Abstract]
Balance on January 1,		$ 4,814	$ 4,744
Grants received	[1]	177	66
Royalties paid		(298)	(73)
Amounts recorded in profit or loss		(43)	77
Balance on December 31,		$ 4,650	$ 4,814

[1]	Excludes EU Horizon grant amounts received in May 2023 and in August 2024 - see also Note 5g.